Investees (Details) - Schedule of dividends cash declared and paid - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NIS 0.25 per share [Member]
Distribution of a regular dividend
Dividend payable		₪ 686
NIS 0.47 per share [Member]
Distribution of a regular dividend
Dividend payable			₪ 1,286